Profit and Loss Information - Disclosure of Detailed Information About Revenue from Continuing Operations (Details) - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Statement Line Items [Line Items]
Gross revenue	$ 47,809	$ 61,282
Rebates	(5,715)	(4,532)
Revenue	42,094	56,750
Sale of goods	19,000	56,750
Revenue from continuing operations	42,094	56,750
Retail [Member]
Statement Line Items [Line Items]
Sale of goods	19,000	24,425
Wholesale [Member]
Statement Line Items [Line Items]
Sale of goods	8,414	18,077
Online [Member]
Statement Line Items [Line Items]
Sale of goods	$ 14,680	$ 14,248